Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Detail)	12 Months Ended
Jan. 31, 2020
Computers and equipment
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	Shorter of remaining life of the lease term or estimated useful life
Minimum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	3 years
Maximum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Property plant and equipment useful life	7 years